Condensed Consolidated Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows provided by (used in) operating activities	$ (33)	$ 18	$ 177	$ 171	$ 51
Cash flows provided by (used in) investing activities
Capital expenditures	(27)	(30)	(133)	(139)	(119)
Capitalized interest				(1)	(1)
Proceeds from the sale of (purchases of) debt securities, net	(1)	4	2	(2)	4
Change in restricted cash	15	0	(15)	3	2
Deconsolidation of variable interest entities			0	0	(4)
Funds remitted to unconsolidated affiliates	(14)	(2)	(3)	(4)	(1)
Proceeds from sale of business, net of cash transferred			0	173	0
Proceeds from sale of assets			11	3	14
Capital contribution to subsidiary			0	0
Return of capital from subsidiary				0
Return of capital from subsidiary from sales of accounts receivable		0	0	0	0
Net cash (used in) provided by investing activities	(27)	(28)	(138)	33	(105)
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	1	(12)	(7)	14	(7)
Borrowings of long-term debt	1,125	450	453	496	2,356
Repayments of long-term debt	(1,034)	(463)	(487)	(538)	(2,177)
Repayment of affiliated debt			(2)	0	(3)
Repayment of advance from affiliate			(7)	(100)	0
Net intercompany loan borrowings (repayments)		0	0	0	0
Capital contribution from parent	0	16	16	189	0
Long-term debt and credit facility financing fees	(34)	(12)	(14)	(2)	(72)
Common stock dividends paid	0	(1)	(11)	(2)	0
Return of capital to parent				0
Return of capital to parent from sales of accounts receivable	0	0	0	0	0
Net cash provided by (used in) financing activities	58	(22)	(59)	57	97
Effect of exchange rates on cash and cash equivalents	(2)	3	5	(5)	2
(Decrease) increase in cash and cash equivalents	(4)	(29)	(15)	256	45
Cash and cash equivalents (unrestricted) at beginning of period	401	416	416	160	115
Cash and cash equivalents (unrestricted) at end of period	397	387	401	416	160
Momentive Specialty Chemicals Inc.
Cash flows provided by (used in) operating activities	45	24	88	(41)	(444)
Cash flows provided by (used in) investing activities
Capital expenditures	(14)	(11)	(57)	(74)	(52)
Capitalized interest				(1)	0
Proceeds from the sale of (purchases of) debt securities, net	0	0	0	0	0
Change in restricted cash	0		0	0	0
Deconsolidation of variable interest entities					0
Funds remitted to unconsolidated affiliates	0	0	0	0	0
Proceeds from sale of business, net of cash transferred				49
Proceeds from sale of assets			9	2	6
Capital contribution to subsidiary			(30)	(11)
Return of capital from subsidiary				47
Return of capital from subsidiary from sales of accounts receivable	31	21	87	69	367
Net cash (used in) provided by investing activities	17	10	9	81	321
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	0	0	0	(7)	3
Borrowings of long-term debt	0	0	0	164	290
Repayments of long-term debt	(543)	(269)	(278)	(182)	(1,108)
Repayment of affiliated debt			(2)		(3)
Repayment of advance from affiliate			(7)	(80)
Net intercompany loan borrowings (repayments)	479	268	251	51	987
Capital contribution from parent		16	16	189
Long-term debt and credit facility financing fees	(12)	(1)	(2)	(2)	(9)
Common stock dividends paid	0	(1)	(11)	(2)	0
Return of capital to parent				0
Return of capital to parent from sales of accounts receivable	0	0	0	0	0
Net cash provided by (used in) financing activities	(76)	13	(33)	131	160
Effect of exchange rates on cash and cash equivalents	0	0	0	0	0
(Decrease) increase in cash and cash equivalents	(14)	47	64	171	37
Cash and cash equivalents (unrestricted) at beginning of period	276	212	212	41	4
Cash and cash equivalents (unrestricted) at end of period	262	259	276	212	41
Subsidiary Issuers
Cash flows provided by (used in) operating activities	14	1	(59)	8	19
Cash flows provided by (used in) investing activities
Capital expenditures	0	0	0	0	0
Capitalized interest				0	0
Proceeds from the sale of (purchases of) debt securities, net	0	0	0	0	0
Change in restricted cash	0		0	0	0
Deconsolidation of variable interest entities					0
Funds remitted to unconsolidated affiliates	0	0	0	0	0
Proceeds from sale of business, net of cash transferred				0
Proceeds from sale of assets			0	0	0
Capital contribution to subsidiary			0	0
Return of capital from subsidiary				0
Return of capital from subsidiary from sales of accounts receivable	0	0	0	0	0
Net cash (used in) provided by investing activities	0	0	0	0	0
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	0	0	0	0	0
Borrowings of long-term debt	1,108	450	450	0	1,433
Repayments of long-term debt	(120)	0	0	0	(406)
Repayment of affiliated debt			0		0
Repayment of advance from affiliate			0	0
Net intercompany loan borrowings (repayments)	(903)	(439)	(364)	4	(973)
Capital contribution from parent		0	0	0
Long-term debt and credit facility financing fees	(22)	(11)	(12)	0	(63)
Common stock dividends paid	(77)	(1)	(15)	(12)	(10)
Return of capital to parent				0
Return of capital to parent from sales of accounts receivable	0	0	0	0	0
Net cash provided by (used in) financing activities	(14)	(1)	59	(8)	(19)
Effect of exchange rates on cash and cash equivalents	0	0	0	0	0
(Decrease) increase in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents (unrestricted) at beginning of period	0	0	0	0	0
Cash and cash equivalents (unrestricted) at end of period	0	0	0	0	0
Combined Subsidiary Guarantors
Cash flows provided by (used in) operating activities	9	5	16	31	5
Cash flows provided by (used in) investing activities
Capital expenditures	0	0	0	0	0
Capitalized interest				0	0
Proceeds from the sale of (purchases of) debt securities, net	0	0	0	0	0
Change in restricted cash	0		0	0	0
Deconsolidation of variable interest entities					0
Funds remitted to unconsolidated affiliates	0	0	0	0	0
Proceeds from sale of business, net of cash transferred				0
Proceeds from sale of assets			0	0	0
Capital contribution to subsidiary			(19)	(19)
Return of capital from subsidiary				0
Return of capital from subsidiary from sales of accounts receivable	0	0	0	0	0
Net cash (used in) provided by investing activities	0	0	(19)	(19)	0
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	0	0	0	0	0
Borrowings of long-term debt	0	0	0	0	0
Repayments of long-term debt	0	0	0	0	0
Repayment of affiliated debt			0		0
Repayment of advance from affiliate			0	0
Net intercompany loan borrowings (repayments)	(1)	0	(3)	0	0
Capital contribution from parent		0	19	0
Long-term debt and credit facility financing fees	0	0	0	0	0
Common stock dividends paid	(8)	(5)	(13)	(12)	(5)
Return of capital to parent				0
Return of capital to parent from sales of accounts receivable	0	0	0	0	0
Net cash provided by (used in) financing activities	(9)	(5)	3	(12)	(5)
Effect of exchange rates on cash and cash equivalents	0	0	0	0	0
(Decrease) increase in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents (unrestricted) at beginning of period	0	0	0	0	0
Cash and cash equivalents (unrestricted) at end of period	0	0	0	0	0
Combined Non-Guarantor Subsidiaries
Cash flows provided by (used in) operating activities	(16)	(6)	160	198	490
Cash flows provided by (used in) investing activities
Capital expenditures	(13)	(19)	(76)	(65)	(67)
Capitalized interest				0	(1)
Proceeds from the sale of (purchases of) debt securities, net	(1)	4	2	(2)	4
Change in restricted cash	15		(15)	3	2
Deconsolidation of variable interest entities					(4)
Funds remitted to unconsolidated affiliates	(14)	(2)	(3)	(4)	(1)
Proceeds from sale of business, net of cash transferred				124
Proceeds from sale of assets			2	1	8
Capital contribution to subsidiary			0	0
Return of capital from subsidiary				0
Return of capital from subsidiary from sales of accounts receivable	0	0	0	0	0
Net cash (used in) provided by investing activities	(13)	(17)	(90)	57	(59)
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	1	(12)	(7)	21	(10)
Borrowings of long-term debt	17	0	3	332	633
Repayments of long-term debt	(371)	(194)	(209)	(356)	(663)
Repayment of affiliated debt			0		0
Repayment of advance from affiliate			0	(20)
Net intercompany loan borrowings (repayments)	425	171	116	(55)	(14)
Capital contribution from parent		0	30	30
Long-term debt and credit facility financing fees	0	0	0	0	0
Common stock dividends paid	0	0	0	(1)	(4)
Return of capital to parent				(47)
Return of capital to parent from sales of accounts receivable	(31)	(21)	(87)	(69)	(367)
Net cash provided by (used in) financing activities	41	(56)	(154)	(165)	(425)
Effect of exchange rates on cash and cash equivalents	(2)	3	5	(5)	2
(Decrease) increase in cash and cash equivalents	10	(76)	(79)	85	8
Cash and cash equivalents (unrestricted) at beginning of period	125	204	204	119	111
Cash and cash equivalents (unrestricted) at end of period	135	128	125	204	119
Eliminations
Cash flows provided by (used in) operating activities	(85)	(6)	(28)	(25)	(19)
Cash flows provided by (used in) investing activities
Capital expenditures	0	0	0	0	0
Capitalized interest				0	0
Proceeds from the sale of (purchases of) debt securities, net	0	0	0	0	0
Change in restricted cash	0		0	0	0
Deconsolidation of variable interest entities					0
Funds remitted to unconsolidated affiliates	0	0	0	0	0
Proceeds from sale of business, net of cash transferred				0
Proceeds from sale of assets			0	0	0
Capital contribution to subsidiary			49	30
Return of capital from subsidiary				(47)
Return of capital from subsidiary from sales of accounts receivable	(31)	(21)	(87)	(69)	(367)
Net cash (used in) provided by investing activities	(31)	(21)	(38)	(86)	(367)
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	0	0	0	0	0
Borrowings of long-term debt	0	0	0	0	0
Repayments of long-term debt	0	0	0	0	0
Repayment of affiliated debt			0		0
Repayment of advance from affiliate			0	0
Net intercompany loan borrowings (repayments)	0	0	0	0	0
Capital contribution from parent		0	(49)	(30)
Long-term debt and credit facility financing fees	0	0	0	0	0
Common stock dividends paid	85	6	28	25	19
Return of capital to parent				47
Return of capital to parent from sales of accounts receivable	31	21	87	69	367
Net cash provided by (used in) financing activities	116	27	66	111	386
Effect of exchange rates on cash and cash equivalents	0	0	0	0	0
(Decrease) increase in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents (unrestricted) at beginning of period	0	0	0	0	0
Cash and cash equivalents (unrestricted) at end of period	$ 0	$ 0	$ 0	$ 0	$ 0